Summary of Significant Accounting Polices (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Polices
Schedule of computation of basic and diluted EPS

The weighted-average number of shares outstanding used to compute net income (loss) per common share were as follows (in thousands):

	Year Ended September 30,
	2017	2016	2015

Weighted average shares - basic	27,106	26,976	26,872
Effect of dilutive securities	—	—	66
Weighted average shares - diluted	27,106	26,976	26,938

Number of anti-dilutive securities	967	825	—